Financial instruments and risk management (Details) - Schedule of reasonably alternative assumptions for the valuation of the option component of the convertible loan - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management (Details) - Schedule of reasonably alternative assumptions for the valuation of the option component of the convertible loan [Line Items]
Change in volatility	(5.00%)
Effect on result before taxes on CHF
Change in volatility [Member]
Financial instruments and risk management (Details) - Schedule of reasonably alternative assumptions for the valuation of the option component of the convertible loan [Line Items]
Change in volatility	5.00%
Effect on result before taxes on CHF